Document and Entity Information	May 02, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 02, 2024
Entity File Number	1-9210
Entity Registrant Name	OCCIDENTAL PETROLEUM CORPORATION
Entity Central Index Key	0000797468
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4035997
Entity Address, Address Line One	5 Greenway Plaza
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	713
Local Phone Number	215-7000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.20 par value
Trading Symbol	OXY
Security Exchange Name	NYSE
Warrants to Purchase Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock, $0.20 par value
Trading Symbol	OXY WS
Security Exchange Name	NYSE